Inventories - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Cost Of Inventories Recognised	€ 18,043	€ 13,378	€ 7,964